MARCH 1, 2015

SUPPLEMENT

TO HARTFORD CORE EQUITY FUND

(A SERIES OF THE HARTFORD

MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015

AND SUMMARY PROSPECTUS

DATED MARCH 1, 2015

The above referenced Prospectus and Summary Prospectus reflect the change in name of The Hartford Disciplined Equity Fund to Hartford Core Equity Fund, which will occur on March 31, 2015.

Accordingly, until March 31, 2015, all references to Hartford Core Equity Fund in the Prospectus and Summary Prospectus shall be replaced with references to The Hartford Disciplined Equity Fund.

Additionally, the above referenced Prospectus and Summary Prospectus reflect the addition of Class I and Class R6 shares to Hartford Core Equity Fund, which will be offered to shareholders on March 31, 2015.

Accordingly, until March 31, 2015, Class I and Class R6 shares will not be available for purchase.

This Supplement should be retained with your Prospectus for future reference.

HV-7214	March 2015

MARCH 1, 2015

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD BALANCED FUND

THE HARTFORD SMALL/MID CAP EQUITY FUND

(EACH A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

EACH PROSPECTUS DATED MARCH 1, 2015

AND SUMMARY PROSPECTUS

DATED MARCH 1, 2015

The above referenced Prospectuses and Summary Prospectuses reflect the addition of Class I shares to The Hartford Balanced Fund and The Hartford Small/Mid Cap Equity Fund, which will be offered to shareholders on March 31, 2015.

Accordingly, until March 31, 2015, Class I shares will not be available for purchase.

This supplement should be retained with your Prospectuses for future reference.

HV-7215	March 2015